Fair Value Measurements - Schedule of Key Inputs (Details) - September 2024 Convertible Note [Member]		Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024
Risk-free interest rate [Member]
Fair Value Measurements
Measurement input of notes payable		4.11	4.27	3.75
Expected term (years) [Member]
Fair Value Measurements
Measurement input of notes payable		0.08	4.75	1.5
Volatility [Member]
Fair Value Measurements
Measurement input of notes payable		70.61	113	114
Stock price [Member]
Fair Value Measurements
Measurement input of notes payable		0.61	1.36	1.49
Note calibration discount [Member]
Fair Value Measurements
Measurement input of notes payable	[1]	0	15.6
Note calibration discount [Member] | Previously Reported [Member]
Fair Value Measurements
Measurement input of notes payable			15.6	18.8

[1]	These assumptions are not used for valuation of September 2024 Convertible Note as of September 30, 2025.